INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11—INCOME TAXES

In order to determine the quarterly provision (benefit) for income taxes, the Company uses an estimated annual effective tax rate, which is based on expected annual income and statutory tax rates in the various jurisdictions in which the Company operates. Certain significant or unusual items are separately recognized in the quarter during which they occur and can be a source of variability in the effective tax rates from quarter to quarter.

The Company’s effective income tax rate for the nine months ended September 30, 2014 was approximately 0.19%. In computing income tax expense (benefit), the Company estimates its annual effective income tax rate jurisdiction by jurisdiction and entity by entity for which tax attributes must be separately considered for the calendar year ending December 31, 2014, excluding discrete items. Each jurisdictional or entity estimated annual tax rate is applied to actual year-to-date pre-tax book income (loss) of each jurisdiction or entity. Both the 2014 and 2013 effective tax rates are less than the statutory rate due to the combination of not recognizing benefit for expected pre-tax losses of the US jurisdiction, recognizing current state income tax expense for minimum state taxes and the reduction of the valuation allowance as a result of the Space Monkey acquisition.

For 2014, the Company expects to realize a loss before income taxes and expects to record a full valuation allowance against the net deferred tax assets of the consolidated group within the US, Canadian and New Zealand jurisdictions. The Company has recorded tax expense for state and local taxes. A valuation allowance is required when there is significant uncertainty as to the ability to realize the deferred tax assets. Because the realization of the deferred tax assets related to the Company’s net operating losses (NOLs) is dependent upon future income related to domestic and foreign jurisdictional operations that have historically generated losses, management determined that the Company continues to not meet the “more likely than not” threshold that those NOLs will be realized. Accordingly, a valuation allowance is required. A similar history of losses is present in the Company’s Canadian and New Zealand jurisdictions. However, as of September 30, 2014, the deferred tax assets related to the Company’s Canadian and New Zealand jurisdictions’ NOLs are offset by existing deferred income tax liabilities resulting in a net deferred tax liability position in both jurisdictions.

NOTE 12—INCOME TAXES

APX Group files a consolidated federal income tax return with its wholly-owned subsidiaries.

For tax purposes, the Transaction was treated as a stock acquisition. As a result, assets and liabilities were not adjusted to fair value for tax purposes. Goodwill resulting from the transaction is not deductible for tax purposes. For tax purposes, acquisition costs are divided into three categories; deductible costs, amortizable costs, and capitalized costs. Acquisition costs are allocated among the categories based on the nature and timing of the incurred cost. Deductible costs are deducted in the period incurred. Amortizable costs are capitalized and amortized over a period of 15 years. Capitalized costs are capitalized to the cost of the stock and are not amortized.

Income tax (benefit) provision consisted of the following (in thousands):

	Successor		Predecessor
	Year ended December 31, 2013	Period from November 17, through December 31, 2012	Period from January 1, through November 16, 2012	Year ended December 31, 2011
Current income tax:
Federal	$(579)	$—	$2,635	$86
State	(1,351)	56	837	633
Foreign	(145)	28	276	—

Total	(2,075)	84	3,748	719
Deferred income tax:
Federal	8,614	(9,489)	—	—
State	(1,938)	(1,788)	—	—
Foreign	(1,009)	290	1,175	(4,458)

Total	5,667	(10,987)	1,175	(4,458)

Provision (benefit) for income taxes	$3,592	$(10,903)	$4,923	$(3,739)

	Successor		Predecessor
	Year ended December 31, 2013	Period from November 17, through December 31, 2012	Period from January 1, through November 16, 2012	Year ended December 31, 2011

Computed expected tax expense	$(41,113)	$(13,941)	$(50,970)	$(22,489)
State income taxes, net of federal tax effect	(2,171)	(1,143)	555	434
Foreign income taxes	136	(69)	610	831
Permanent differences	1,215	534	4,820	193
Non-deductible acquisition costs	—	3,716	2,896	—
Intercompany elimination	—	—	2,843	—
Change in valuation allowance	45,525	—	44,169	17,292

Provision (benefit) for income taxes	$3,592	$(10,903)	$4,923	$(3,739)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2013	2012
Gross deferred tax assets:
Net operating loss carry forwards	$430,327	$339,831
Accrued expenses and allowances	35,435	25,236
Inventory reserves	2,398	528
Alternative minimum tax credit and research and development credit	—	101
Deferred subscriber income	835	15
Valuation allowance	(48,685)	—

	420,310	365,711
Gross deferred tax liabilities:
Deferred subscriber contract costs	(394,448)	(354,142)
Purchased intangibles	(29,128)	(28,744)
Property and equipment	(4,261)	(1,823)
Prepaid expenses	(1,687)	(107)

	(429,524)	(384,816)

Net deferred tax liability	$(9,214)	$(19,105)

The Company had net operating loss carryforwards as follows (in thousands):

	December 31,
	2013	2012
Net operating loss carry forwards:
United States	$1,021,238	$845,095
State	967,155	789,687
Canada	35,689	32,369
New Zealand	1,388	—

United States (“U.S.”) and state net operating loss carryforwards will begin to expire in 2026, if not used. Canadian net operating loss carryforwards will begin to expire in 2029. Included in both the U.S. and state net operating loss carryforwards was approximately $11,483,000 at both December 31, 2013 and 2012 of net operating loss carryforwards for which a benefit will be recorded in Additional Paid in Capital when realized. The Company had no U.S. alternative minimum tax credits at December 31, 2013, and U.S. alternative minimum tax credits of $71,000 at December 31, 2012, for which life is unlimited. The Company had no U.S. research and development credits at December 31, 2013, and U.S. research and development credits of approximately $30,000 at December 31, 2012, which begin to expire in 2030. Realization of the Company’s net operating loss carryforwards and tax credits is dependent on generating sufficient taxable income prior to their expiration. The Company has determined that there is an IRC Section 382 limitation with respect to the carryforward items.

The Company has considered and weighed the available evidence, both positive and negative, to determine whether it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

Based on available information, management does not believe it is more likely than not that its deferred tax assets will be utilized. Accordingly, the Company has established a valuation allowance to the extent of and equal to the net deferred tax assets. The Company recorded a valuation allowance for U.S. deferred tax assets of $48,685,000 at December 31, 2013. The Company had no valuation allowance for U.S. deferred tax assets at December 31, 2012. In addition to the change in valuation allowance from operations, the valuation allowance changes include impact of acquisition and disposition related items.

As of December 31, 2013, the Company’s income tax returns for the years ended December 31, 2007 through December 31, 2013, remain subject to examination by the Internal Revenue Service and state authorities.